Regulation and Rates (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 07, 2016	Jun. 30, 2014	Mar. 31, 2020	Dec. 31, 2019	Nov. 07, 2019	Jul. 31, 2019	Jul. 10, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Public Utilities, General Disclosures [Line Items]
Provision for rate refund			$ 29,735,000	$ 38,903,000					$ 35,842,000
Cleco Power
Public Utilities, General Disclosures [Line Items]
Estimated refund for the tax-related benefits from the TCJA			19,700,000	28,700,000
Provision for rate refund			28,921,000	38,241,000		$ 79,200,000	$ 79,200,000		$ 35,842,000
Customer refund liability, accrued interest			1,600,000	2,400,000
Merger commitments				3,900,000
Cleco Power | FERC
Public Utilities, General Disclosures [Line Items]
Provision for rate refund			3,500,000	3,500,000	$ 3,500,000
Cleco Power | FERC | Transmission return on equity
Public Utilities, General Disclosures [Line Items]
Provision for rate refund			$ 1,000,000	1,000,000
Cleco Power | LPSC | FRP
Public Utilities, General Disclosures [Line Items]
Return on equity established by FERC		10.00%	10.00%
Percentage of retail earnings within range to be returned to customers		60.00%	60.00%
Return on equity for customer credit, low range		10.90%	10.90%
Return on equity for customer refund, high range		11.75%	11.75%
Cleco Power | LPSC | 2017 FRP Monitoring Report
Public Utilities, General Disclosures [Line Items]
Provision for rate refund											$ 0
Cleco Power | LPSC | 2018 FRP Monitoring Report
Public Utilities, General Disclosures [Line Items]
Provision for rate refund										$ 2,300,000
Cleco Power | Maximum | LPSC | FRP
Public Utilities, General Disclosures [Line Items]
Return on equity established by FERC		10.90%	10.90%
Cleco Power | Rate credits | LPSC
Public Utilities, General Disclosures [Line Items]
Merger commitments	$ 136,000,000
Rate credits issued to customers				135,900,000
Cleco Power | Contributions for economic development | LPSC
Public Utilities, General Disclosures [Line Items]
Merger commitments	$ 2,500,000
Disbursement period	5 years
Cleco Power | Economic development contribution | LPSC
Public Utilities, General Disclosures [Line Items]
Merger commitments	$ 7,000,000
Cleco Power | Charitable contributions to be disbursed over five years | LPSC
Public Utilities, General Disclosures [Line Items]
Merger commitments	$ 6,000,000
Disbursement period	5 years
Cleco Power | Cost savings | 2017 FRP Monitoring Report
Public Utilities, General Disclosures [Line Items]
Provision for rate refund				1,900,000
Cleco Power | Cost savings | 2019 FRP Monitoring Report
Public Utilities, General Disclosures [Line Items]
Provision for rate refund			$ 2,200,000					$ 1,200,000
Cleco Power | Cost savings | LPSC
Public Utilities, General Disclosures [Line Items]
Refunds submitted to MISO				$ 6,100,000